VANECK GAMING ETF

SCHEDULE OF INVESTMENTS

December 31, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 12.7%
Aristocrat Leisure Ltd. #	224,839	$7,127,568
Crown Resorts Ltd. # * †	125,134	1,088,527
Star Entertainment Group Ltd. # *	355,850	952,644
Tabcorp Holdings Ltd. #	699,784	2,554,770
		11,723,509
Cambodia: 0.6%
NagaCorp Ltd. (HKD) #	656,000	572,410

China: 6.6%
Galaxy Entertainment Group Ltd. (HKD) # *	903,240	4,686,400
Melco International Development Ltd. (HKD) # *	178,000	217,256
Melco Resorts & Entertainment Ltd. (ADR) *	64,134	652,884
SJM Holdings Ltd. (HKD) # *	764,000	514,806
		6,071,346
France: 2.0%
La Francaise des Jeux SAEM 144A #	42,515	1,882,016

Greece: 1.3%
OPAP SA #	83,626	1,183,082

Ireland: 7.4%
Flutter Entertainment Plc # *	42,818	6,770,934
Japan: 1.0%
Heiwa Corp. #	26,000	427,705
Sankyo Co. Ltd. #	18,079	468,143
		895,848

Macao: 0.4%
Wynn Macau Ltd. (HKD) # * †	459,200	372,952

Malaysia: 3.5%
Genting Bhd #	921,800	1,032,536
Genting Malaysia Bhd #	1,210,898	836,486
Genting Singapore Ltd. (SGD) #	2,381,500	1,369,300
		3,238,322
	Number of Shares	Value
Malta: 1.1%
Kindred Group Plc (SDR) #	86,018	$1,017,121

New Zealand: 0.5%
SkyCity Entertainment Group Ltd. #	219,316	468,488

South Korea: 1.1%
Kangwon Land, Inc. # *	47,621	961,929

Sweden: 9.5%
Evolution AB 144A #	62,078	8,757,058

United Kingdom: 5.5%
Entain Plc # *	180,036	4,117,761
Playtech Plc # *	92,639	923,641
		5,041,402
United States: 46.7%
Boyd Gaming Corp. *	24,064	1,577,876
Caesars Entertainment, Inc. *	48,766	4,561,084
Churchill Downs, Inc.	10,281	2,476,693
DraftKings, Inc. * †	122,608	3,368,042
Gaming and Leisure Properties, Inc.	62,064	3,020,034
International Game Technology Plc †	43,088	1,245,674
Las Vegas Sands Corp. *	140,968	5,306,035
MGM Growth Properties LLC	45,399	1,854,549
MGM Resorts International	137,832	6,185,900
Penn National Gaming, Inc. *	39,868	2,067,156
Sands China Ltd. (HKD) # *	1,019,600	2,366,664
Scientific Games Corp. *	25,942	1,733,704
Skillz, Inc. *	105,461	784,630
VICI Properties, Inc. †	134,715	4,056,269
Wynn Resorts Ltd. *	28,173	2,395,832
		43,000,142
Total Common Stocks (Cost: $101,056,073)		91,956,559

Total Investments: 99.9% (Cost: $101,056,073)		91,956,559
Other assets less liabilities: 0.1%		68,167
NET ASSETS: 100.0%		$92,024,726

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
SDR	Swedish Depositary Receipt
SGD	Singapore Dollar

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $50,670,197 which represents 55.1% of net assets.
†	Security fully or partially on loan. Total market value of securities on loan is $9,624,847.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $10,639,074, or 11.6% of net assets.
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VANECK GAMING ETF

SCHEDULE OF INVESTMENTS

(continued)

Summary of Investments by Sector	% of Investments	Value
Communication Services	0.8%	$784,630
Consumer Discretionary	89.5	82,241,077
Real Estate	9.7	8,930,852
	100.0%	$91,956,559
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